Cash and cash equivalents	12 Months Ended
Feb. 01, 2014
Cash and cash equivalents

9. Cash and cash equivalents

	February 1, 2014	February 2, 2013
(in millions)
Cash and cash equivalents held in money markets and other accounts	$225.3	$276.6
Cash equivalents from third-party credit card issuers	21.1	23.2
Cash on hand	1.2	1.2

Total cash and cash equivalents	$247.6	$301.0